S000079256 [Member] Investment Risks - Regnan Sustainable Water and Waste Fund	Sep. 30, 2025
Sustainable Investing Risk [Member]
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Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Because the Adviser evaluates ESG metrics when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG metrics. ESG metrics may prioritize long term rather than short term returns. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, there is a risk that the securities identified by the Adviser to fit within its sustainability criteria do not operate as anticipated. Although the Adviser seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. The Adviser’s exclusion of certain investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well.

Focused Investment Risk [Member]
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Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain. Because the Fund focuses on water‑and waste-related investments, the Fund will be subject to a greater extent to risks associated with these value chains. Please see “Water-Related Risks” and “Waste-Related Risks” for more information on these specific risks.

Waste related Risks [Member]
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Waste-related Risks. Companies operating in the waste water value chain can be affected by, among other things, availability and cost of labor to collect and transport waste, transportation costs, consumer and industry trends and subsequent waste volumes, regulatory changes on collection, and treatment of waste. These companies can also be affected by overall economic trends, government spending on related projects, and the cost of commodities.

Water related Risks [Member]
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Water-related Risks. Companies operating in the water value chain can be affected by, among other things, irrigation and industrial usage trends, viability of infrastructure projects, regulatory changes on water usage, pricing, contamination and reusability, and environmental factors such as floods and droughts. These companies can also be affected by overall economic trends, interest rates, government spending on related projects, and the cost of commodities.

Small Cap and Mid Cap Company Risk [Member]
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Small‑Cap and Mid‑Cap Company Risk. The small- and mid‑capitalization companies in which the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid‑capitalization companies may have limited product lines, markets, and financial resources, and may depend upon relatively small management groups. Therefore, small- and mid‑capitalization stocks may be more volatile than those of larger companies.

Currency Risk [Member]
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Currency Risk. Investments in non‑U.S. countries are also subject to currency risk. As the Fund’s investments in non‑U.S. securities are generally denominated in non‑U.S. currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.

Derivatives Risks [Member]
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Derivatives Risk. The Fund may use derivatives (including futures and forward contracts) to hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

ETF Risk [Member]
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ETF Risk. In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs may be subject to the following additional risks: (1) an ETF’s shares may trade above or below its net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively-managed ETF may not track the performance of the reference asset; and (5) a passively-managed ETF may hold troubled securities. Investment in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.

Emerging Markets Risk [Member]
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Emerging Markets Risk. In addition to the risks of investing in non‑U.S. investments generally, emerging markets investments are subject to greater risks including or arising from political or economic instability, nationalization or confiscatory taxation, capital controls, currency exchange restrictions, sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. A Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

Hedging Risk [Member]
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Hedging Risk. Hedging is a strategy in which the Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

IPO Risk [Member]
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IPO Risk. The Fund may purchase securities in Initial Public Offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile.

Limited History of Operations [Member]
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Limited History of Operations. The Fund is a newly organized, diversified, open‑end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Liquidity Risk [Member]
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Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Long Term Investment Strategy Risk [Member]
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Long-Term Investment Strategy Risk. The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio.

Active Management Risk [Member]
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Active Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.

Non U S Securities Risk [Member]
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Non‑U.S. Securities Risk. Investing in non‑U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. In addition, issuers of non‑U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Investments in non‑U.S. securities may also be subject to greater environmental, credit and information risks. The Fund’s investments in non‑U.S. securities also are subject to non‑U.S. currency fluctuations and other non‑U.S. currency-related risks. Non‑U.S. securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Income, proceeds and gains received by the Fund from sources within non‑U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.

Regulatory Risk [Member]
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Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund.

Market Risks [Member]
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Market Risk. The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Equity Securities Risk [Member]
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Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods.

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money on your investment in the Fund, or the Fund could perform worse than other investments.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.